Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 36,499,644	$ 28,730,549
Cost of sales	20,786,255	15,287,532
Gross profit	15,713,389	13,443,017
COSTS AND OPERATING EXPENSES:
Selling expenses	10,533,039	9,194,267
General and administrative expenses	7,527,952	5,838,969
Research and development expenses	1,296,969	1,529,690
Total costs and operating expenses	19,357,960	16,562,926
LOSS FROM OPERATIONS	(3,644,571)	(3,119,909)
OTHER (EXPENSE) INCOME
Interest expense, net	(543,328)	(14,703)
Foreign exchange gain	197,165	44,362
Other income	1,124,323	637,830
Gain (loss) on long-term investments	87,482	(466,262)
Total other income, net	865,642	201,227
LOSS BEFORE INCOME TAX EXPENSE	(2,778,929)	(2,918,682)
INCOME TAX EXPENSE (BENEFIT)	456,246	(751,071)
NET LOSS	(3,235,175)	(2,167,611)
Less: net loss attributable to non-controlling interests
Net loss attributable to the Company’s shareholders	(3,235,175)	(2,167,611)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(1,260,555)	(26,625)
Remeasurement of defined benefit obligations	1,591
TOTAL COMPREHENSIVE LOSS	(4,494,139)	(2,194,236)
Less: total comprehensive loss attributable to non-controlling interests
Comprehensive loss attributable to the Company’s shareholders	$ (4,494,139)	$ (2,194,236)
Weighted average number of shares outstanding, basic (in Shares)	37,749,381	46,207,400
Weighted average number of shares outstanding, diluted (in Shares)	37,749,381	46,207,400
Loss per share, basic (in Dollars per share)	$ (0.09)	$ (0.05)
Loss per share, diluted (in Dollars per share)	$ (0.09)	$ (0.05)